Employee Benefit Plans - Component of Net Periodic Pension Expense and Other Post-Retirement Benefit Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.2	$ 0.2
Interest cost	3.4	3.3
Expected return on plan assets	(3.4)	(3.8)
Amortization of prior service costs and unrecognized loss	0.5
Net periodic pension benefit cost	0.7	(0.3)
Other Post-retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.1	0.1
Interest cost	0.1	0.2
Amortization of prior service costs and unrecognized loss	0.1
Net periodic pension benefit cost	$ 0.3	$ 0.3